Shareholder Report, Holdings (Details)	May 31, 2025
C000254188 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000254188 [Member] | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254188 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254188 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254188 [Member] | AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254188 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254188 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254188 [Member] | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254188 [Member] | Simplify Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254188 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254188 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000254188 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000254188 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254188 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000254187 [Member] | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000254187 [Member] | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254187 [Member] | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254187 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254187 [Member] | Calamos S&P 500 Structured Alt Protection ETF-December [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254187 [Member] | Alpha Architect 1-3 Month Box ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254187 [Member] | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254187 [Member] | Urban Outfitters, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254187 [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254187 [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000254187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000254187 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000254187 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000254187 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000254187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000254187 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254187 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254187 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254187 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000254187 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%